Quarterly Financial Data (Unaudited) (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net (loss) income attributable to Global Partners LP	$ 42,508	$ 34,042	$ 25,815	$ 4,825	$ (22,067)					$ 86,799	$ 8,573	$ 42,615	$ 46,743	$ 19,352
Basic net (loss) income per limited partner unit (in dollars per unit)	$ 1.50	$ 1.20	$ 0.91	$ 0.15	$ (0.83)	$ 0.81	$ 0.24	$ 0.67	$ (0.06)	$ 3.03	$ 0.23	$ 1.43	$ 1.73	$ 0.88
Correction of accounting for RINS and certain accrued liabilities related to the procurement of petroleum products | Restatement Adjustment
Net (loss) income attributable to Global Partners LP			$ 22,400	$ (3,900)	$ (36,900)
Basic net (loss) income per limited partner unit (in dollars per unit)			$ 0.82	$ 0.14	$ (1.34)